                                                    REGISTRATION NO. 333-137052
                                                     REGISTRATION NO. 811-01705
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                 FORM N-4
                          REGISTRATION STATEMENT
                                  UNDER
                        THE SECURITIES ACT OF 1933      [X]
                       PRE-EFFECTIVE AMENDMENT NO.      [_]
                     POST-EFFECTIVE AMENDMENT NO. 12    [X]
                                  AND/OR
                          REGISTRATION STATEMENT
                                  UNDER
                    THE INVESTMENT COMPANY ACT OF 1940  [X]
                            AMENDMENT NO. 318           [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                              SEPARATE ACCOUNT A
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                  (NAMES AND ADDRESSES OF AGENTS FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On August 26, 2016 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485.
    [_]On        pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under group variable annuity contracts.

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                                     NOTE

This Post-Effective Amendment No. 12 ("PEA") to the Form N-4 Registration Statement No. 333-137052 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplement and Part C. This Post-Effective Amendment No. 12 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 11, filed on
April 19, 2016.

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 26, 2016 TO THE MAY 1, 2016 PROSPECTUS AND THE MAY 1, 2016 SUPPLEMENT TO THE PROSPECTUS FOR THE EQUI-VEST(R) AT RETIREMENT(R)

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This Supplement modifies certain information in the above-referenced May 1, 2016 prospectus (the "Prospectus") and the May 1, 2016 supplement to the Prospectus (the "May 1 Supplement") (which generally applies to Contracts issued before July 20, 2009). You should read this Supplement in conjunction with the Prospectus and May 1 Supplement and retain it for future reference. This Supplement incorporates the Prospectus and May 1 Supplement by reference. Unless otherwise indicated, all other information included in the Prospectus and May 1 Supplement remain unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus and May 1 Supplement. We will send you another copy of the Prospectus or May 1 Supplement without charge upon request. Please contact the customer service group to obtain a copy.

The purpose of this Supplement is to provide you with information regarding certain Portfolio additions. Please note the following:

NEW VARIABLE INVESTMENT OPTIONS

On or about OCTOBER 21, 2016, subject to regulatory approval, we anticipate making available certain new variable investment options for (1) Contracts issued on or after July 20, 2009 and (2) Contracts issued before July 20, 2009.

APPLICABLE FOR CONTRACTS ISSUED ON OR AFTER JULY 20, 2009:

1. IF YOUR CONTRACT WAS ISSUED ON OR AFTER JULY 20, 2009, THE FOLLOWING VARIABLE INVESTMENT OPTIONS WILL BE AVAILABLE TO YOU ON OR ABOUT OCTOBER 21, 2016, SUBJECT TO REGULATORY APPROVAL:

..  AXA/AB Short Duration Government Bond

..  EQ/Equity 500 Index

2. THE PORTFOLIO OPERATING EXPENSE TABLE (AND CORRESPONDING FOOTNOTE) IN THE PROSPECTUS ARE DELETED AND REPLACED WITH THE FOLLOWING TABLE AND FOOTNOTE:

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 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
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Total Annual Portfolio Operating Expenses for 2015 (expenses that are deducted from                Lowest Highest
portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)/(1)/  0.61%  1.04%
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(1)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the AXA Balanced Strategy Portfolio and AXA Conservative Growth Strategy Portfolio. For more information, see the prospectuses for the portfolios.

3. EXAMPLE

   The table in the Example in the Prospectus is deleted and replaced with the following table:

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                                                                IF YOU ANNUITIZE AT THE END OF THE
                                                                    APPLICABLE TIME PERIOD
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                                                                1 YEAR    3 YEARS 5 YEARS 10 YEARS
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(a)assuming maximum fees and expenses of any of the Portfolios   N/A      $1,518  $2,354   $4,670
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(b)assuming minimum fees and expenses of any of the Portfolios   N/A      $1,383  $2,132   $4,243
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                                                                  IF YOU SURRENDER OR DO NOT
                                                                SURRENDER YOUR CONTRACT AT THE END OF
                                                                  THE APPLICABLE TIME PERIOD
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                                                                1 YEAR   3 YEARS   5 YEARS  10 YEARS
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(a)assuming maximum fees and expenses of any of the Portfolios   $378    $1,168    $2,004    $4,320
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(b)assuming minimum fees and expenses of any of the Portfolios   $333    $1,033    $1,782    $3,893
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4. THE FOLLOWING INFORMATION IS ADDED UNDER "PORTFOLIOS OF THE TRUST" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS.

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 EQ ADVISOR TRUST -                                                            INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                               SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE                  MANAGEMENT
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AXA/AB Short         Seeks to achieve a balance of current income and capital  .  AllianceBernstein L.P.
  Duration           appreciation, consistent with a prudent level of risk.
  Government Bond
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EQ/Equity 500 Index  Seeks to achieve a total return before expenses that      .  AllianceBernstein L.P.
                     approximates the total return performance of the
                     Standard & Poor's 500 Composite Stock Price Index,
                     including reinvestment of dividends, at a risk level
                     consistent with that of the Standard & Poor's 500
                     Composite Stock Price Index.
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5. APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS TO THE PROSPECTUS

   The Appendix IV: Hypothetical illustrations in the Prospectus is deleted and replaced with the following:

                   Form No. IM-10-16 (7/16)           Catalog No. 155803 (7/16)
                   SAR EQ At Retirement '06
                   Inforce - Fund Additions                             #216423

Appendix IV: Hypothetical illustrations

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ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the "greater of 6% Roll-Up to Age 85 or the Annual Ratchet to age 85" guaranteed minimum death benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an EQUI-VEST(R) At Retirement(R) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution to variable investment options that roll-up at 6% only and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.21)%, 3.79% for the EQUI-VEST(R) At Retirement(R) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges but they do not reflect the charges we deduct from your account value annually for the optional Guaranteed minimum death benefit and the Guaranteed minimum income benefit features. If the net annual rates of return did reflect these charges, the net annual rates of return would be lower; however, the values shown in the following tables reflect the following contract charges: the greater of 6% Roll-Up to age 85 and the Annual Ratchet to age 85 Guaranteed minimum death benefit charge and the Guaranteed minimum income benefit charge. The values shown under "Lifetime annual guaranteed minimum income benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.20%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.46% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of contract values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this Prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. For new business, we will furnish you with a personalized illustration upon request.

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

VARIABLE DEFERRED ANNUITY
EQUI-VEST(R) AT RETIREMENT(R)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
   GREATER OF 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH BENEFIT

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                                             GREATER OF 6% ROLL-UP
                                             TO AGE 85 OR THE                          LIFETIME ANNUAL    LIFETIME ANNUAL
                                             ANNUAL RATCHET                            GUARANTEED MINIMUM GUARANTEED MINIMUM
    CONTRACT                                 TO AGE 85 GUARANTEED                      INCOME BENEFIT     INCOME BENEFIT
AGE   YEAR    ACCOUNT VALUE    CASH VALUE    MINIMUM DEATH BENEFIT TOTAL DEATH BENEFIT GUARANTEED INCOME  HYPOTHETICAL INCOME
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               0%      6%      0%      6%      0%         6%         0%        6%        0%        6%       0%        6%
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60      0    100,000 100,000 100,000 100,000 100,000    100,000    100,000   100,000      N/A       N/A      N/A       N/A
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61      1     96,465 102,465  96,465 102,465 106,000    106,000    106,000   106,000      N/A       N/A      N/A       N/A
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62      2     92,929 104,944  92,929 104,944 112,360    112,360    112,360   112,360      N/A       N/A      N/A       N/A
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63      3     89,386 107,433  89,386 107,433 119,102    119,102    119,102   119,102      N/A       N/A      N/A       N/A
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64      4     85,833 109,926  85,833 109,926 126,248    126,248    126,248   126,248      N/A       N/A      N/A       N/A
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65      5     82,263 112,420  82,263 112,420 133,823    133,823    133,823   133,823      N/A       N/A      N/A       N/A
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66      6     78,672 114,907  78,672 114,907 141,852    141,852    141,852   141,852      N/A       N/A      N/A       N/A
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67      7     75,054 117,383  75,054 117,383 150,363    150,363    150,363   150,363      N/A       N/A      N/A       N/A
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68      8     71,403 119,839  71,403 119,839 159,385    159,385    159,385   159,385      N/A       N/A      N/A       N/A
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69      9     67,713 122,269  67,713 122,269 168,948    168,948    168,948   168,948      N/A       N/A      N/A       N/A
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70     10     63,978 124,665  63,978 124,665 179,085    179,085    179,085   179,085   10,584    10,584   10,584    10,584
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75     15     44,383 135,781  44,383 135,781 239,656    239,656    239,656   239,656   15,362    15,362   15,362    15,362
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80     20     22,520 144,312  22,520 144,312 320,714    320,714    320,714   320,714   21,841    21,841   21,841    21,841
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85     25          0 148,083       0 148,083       0    429,187          0   429,187   39,700    39,700   39,700    39,700
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90     30          0 149,418       0 149,418       0    429,187          0   429,187      N/A       N/A      N/A       N/A
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95     35          0 151,026       0 151,026       0    429,187          0   429,187      N/A       N/A      N/A       N/A
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THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

APPLICABLE FOR CONTRACTS ISSUED BEFORE JULY 20, 2009:

1. IF YOUR CONTRACT WAS ISSUED BEFORE JULY 20, 2009, THE FOLLOWING VARIABLE INVESTMENT OPTION WILL BE AVAILABLE TO YOU ON OR ABOUT OCTOBER 21, 2016, SUBJECT TO REGULATORY APPROVAL:

..   AXA/AB Short Duration Government Bond

2. THE FOLLOWING INFORMATION IS ADDED UNDER "PORTFOLIOS OF THE TRUST" IN "CONTRACT FEATURES AND BENEFITS" IN THE MAY 1 SUPPLEMENT.

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 EQ ADVISOR TRUST -                                                            INVESTMENT MANAGER (OR
 CLASS IB SHARES                                                               SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE                  MANAGEMENT
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AXA/AB Short         Seeks to achieve a balance of current income and capital  .   AllianceBernstein L.P.
  Duration           appreciation, consistent with a prudent level of risk.
  Government Bond
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   Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.

EQUI-VEST(R) At Retirement(R) are issued by and are registered service marks of
                     AXA Equitable Life Insurance Company.
 Co-distributed by affiliates AXA Advisors, LLC and/or AXA Distributors, LLC,
               1290 Avenue of the Americas, New York, NY 10104.

                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                 212-554-1234

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statement of Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     Board of Directors Resolutions.

                (a) Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with Registration Statement No. 2-30070 on October 27, 1987, refiled electronically on July 10, 1998, and incorporated herein by reference.

                (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998, and incorporated herein by reference.

         2.     Custodial Agreements. Not applicable.

         3.     Underwriting Contracts.

                (a) Distribution and Servicing Agreement dated as of May 1, 1994 among EQ Equico Securities, Inc. (now AXA Advisors,
                       LLC), Equitable Life Assurance Society of the
                       United States and Equitable Variable Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-4, File No. 2-30070, refiled electronically on July 10, 1998.

                (b) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, previously filed with Registration Statement (File
                       No. 2-30070) on April 19, 2001, and incorporated herein by reference.

                (c) Transition Agreement for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, previously filed with Registration Statement (File No. 2-30070) on April 19, 2001, and incorporated herein by reference.

                (d) General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with Registration Statement (File
                       No. 2-30070) on April 19, 2004, and incorporated herein by reference.

                (d)(i) First Amendment dated as of January 1, 2003 to General
                       Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement
                       (File No. 333-05593) on April 24, 2012.

                (d)(ii)Second Amendment dated as of January 1, 2004 to General
                       Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement (File No. 333-05593) on April 24, 2012.

               (d)(iii)Third Amendment dated as of July 19, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (d)(iv)Fourth Amendment dated as of November 1, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (d)(v) Fifth Amendment dated as of November 1, 2006, to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

                (d)(vi)Sixth Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

               (d)(vii)Seventh Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(r), filed on April 20, 2009.

              (d)(viii)Eighth Amendment dated as of November 1, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(s), filed on April 20, 2009.

                (d)(ix)Ninth Amendment dated as of November 1, 2011 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (d)(x) Tenth Amendment dated as of November 1, 2013, to General
                       Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

                (d)(xi)Eleventh Amendment dated as of November 1, 2013, to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

               (d)(xii)Twelfth Amendment dated as of November 1, 2013, to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

              (d)(xiii)Thirteenth Amendment dated as of October 1, 2014 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

               (d)(xiv)Fourteenth Amendment dated as of August 1, 2015 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

                (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit
                       No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

         4.   Contracts. (Including Riders and Endorsements)

              (a) Form of flexible premium deferred fixed and variable annuity contract No. 2006BASE-I-A, incorporated herein by reference to Exhibit 4.(e)(e)(e) to Registration Statement File No. 333-05593 on Form N-4 filed on June 14, 2006.

              (b) Form of flexible premium deferred fixed and variable annuity contract No. 2006BASE-I-B, incorporated herein by reference to Exhibit 4.(d)(d)(d) to Registration Statement File No. 333-05593 on Form N-4 filed on June 14, 2006.

              (c) Form of Endorsement Applicable to Fixed Maturity Options (Form 2006FMOEQV) previously filed with this Registration Statement File No. 333-137052 on December 6, 2006.

         5.   Applications.

              (a) Form of Deferred Variable Annuity Application for IRA and NQ (Form No. 180-3005) previously filed with this Registration Statement File No. 333-137052 on December 6, 2006 and incorporated herein by reference.

              (b) Form of Deferred Variable Annuity Application for TSA (Form No. 180-3006) previously filed with this Registration Statement File No. 333-137052 on December 6, 2006 and incorporated herein by reference.

              (c) Form of Deferred Variable Annuity Application for IRA and NQ (Form No. 180-3005) filed herewith.

              (d) Form of Deferred Variable Annuity Application for TSA (Form No. 180-3006) filed herewith.

         6.   Depositor's Certificate of Incorporation And By-Laws.

              (a) Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

              (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333- 05593), filed on April 20, 2006.

         7.   Reinsurance Contracts. Not Applicable.

              Form of Reinsurance Agreement between The Equitable Life Assurance Society of the United States and Reinsurance Company previously filed with Registration Statement on Form N-4 (File No. 2-30070) on April 25, 2001.

         8.   Participation Agreements.

              (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.


              (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

              (a)(ii)Amendment No. 2, dated July 9, 2004, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

             (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

              (a)(iv)Amendment No. 4, dated May 1, 2005, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

              (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

              (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

             (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

            (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

              (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

              (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

              (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

             (a)(xii)Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

            (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

             (a)(xiv)Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

              (a)(xv)Amendment No. 15, dated June 7, 2011 , to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

             (a)(xvi)Amendment No. 16, dated April 30, 2012, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated
                     July 15,2002, incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

            (a)(b)(i)Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

           (a)(b)(ii)Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

          (a)(b)(iii)Amendment No. 2 dated as of October 21, 2013 to the Second
                     Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

           (a)(b)(iv)Amendment No. 3, dated as of April 4, 2014 ("Amendment No. 3"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

            (a)(b)(v)Amendment No. 4, dated as of June 1, 2014 ("Amendment
                     No. 4"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

           (a)(b)(vi)Amendment No. 5, dated as of July 16, 2014 ("Amendment No. 5"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") "), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

          (a)(b)(vii)Amendment No. 6, dated as of April 30, 2015 ("Amendment
                     No. 6"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 16, 2015.

              (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

              (b)(i) Amendment No. 1, dated as of August 1, 2003 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

              (b)(ii)Amendment No. 2, dated as of May 1, 2006 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

             (b)(iii)Amendment No. 3, dated as of May 25, 2007 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

              (b)(iv)Amended and Restated Participation Agreement among the
                     Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

              (b)(v) Amendment No. 1 dated as of October 21, 2013, to the
                     Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

              (b)(vi)Amendment No. 2, dated as of April 18, 2014 ("Amendment
                     No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

             (b)(vii)Amendment No. 3, dated as of July 8, 2014 ("Amendment No.
                     3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

            (b)(viii)Amendment No. 4, dated as of December 10, 2014 ("Amendment
                     No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

         9.     Legal Opinion.

                Opinion and Consent of Shane Daly, Vice President and Associate General Counsel of AXA Equitable Life Insurance Company as to the legality of the securities being registered, incorporated herein by reference in this Registration Statement Form N-4 (File No. 333-137052) filed on April 19, 2016.

         10.    Other Opinions.

                (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

                (b)    Powers of Attorney, filed herewith.

         11.    Omitted Financial Statements. Not applicable.

         12.    Initial Capital Agreements. Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Buberl                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Henri de Castries              Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh           Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Peter S. Kraus                 Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Kristi A. Matus                Director
Athenahealth, Inc.
311 Arsenal Street
Watertown, MA 02472

Ramon de Oliveira              Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram L. Scott               Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

Lorie A. Slutsky               Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan             Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director and General Counsel

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Salvatore Piazzolla           Senior Executive Director and Chief Human
                               Resources Officer

*Priscilla Sims Brown          Senior Executive Director and Chief Marketing
                               Officer

*Joshua E. Braverman           Senior Executive Director, Chief Investment
                               Officer and Treasurer

*Anthony F. Recine             Managing Director, Chief Compliance Officer and
                               Deputy General Counsel

*Sharon A. Ritchey             Senior Executive Director and Chief Operating
                               Officer

*Michael B. Healy              Executive Director and Chief Information Officer

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*Nicholas B. Lane              Senior Executive Director and Head of U.S. Life
                               and Retirement

*Kevin Molloy                  Senior Executive Director

*Todd Solash                   Senior Executive Director

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Karen Field Hazin             Lead Director, Secretary and Associate General
                               Counsel

*Naomi J. Weinstein            Lead Director

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         (a) The 2015 AXA Group Organizational Charts are incorporated herein by reference to Exhibit 26(a) to the Registration Statement (File
No. 333-207015) on Form N-6 filed December 23, 2015.

         (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q2-2016 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 333-141292) on Form N-4 filed August 26, 2016.

Item 27. Number of Contract owners

         As of July 31, 2016, there were 223 Qualified Contract Owners and 0 Non-Qualified Contract Owners of the EQUI-VEST At Retirement contracts offered by the Registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

                The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

         7.4    Indemnification of Directors, Officers and Employees.

                (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                       (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                       (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                       (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726:
                       Insurance Law ss. 1216)

                The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, an affiliate of AXA Equitable and MONY Life Insurance Company of America, is a principal underwriter for Separate Accounts 49, 70 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is a principal underwriter for AXA Equitable's Separate Accounts 45, 301, and I. The principal business address of AXA Advisors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS, LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Nicholas B. Lane                  Director and Chief Retirement Savings
                                   Officer

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment and Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Chief
                                   Compliance Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President and Chief Financial Planning
                                   Officer

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Kevin Molloy                      Senior Vice President

*Nicholas J. Gismondi              Vice President and Controller

*Sharon A. Ritchey                 Director

*Kadeidre Screen                   Secretary

*Francesca Divone                  Assistant Secretary

        (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         AXA Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

         The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

         The Registrant hereby further represents that it is relying upon Rule 6c-7 of the Investment Company Act of 1940 (the "1940 Act") in claiming an exemption from certain provisions of Sections 22(e) and 27 of the 1940 Act for registered separate accounts offering variable annuity contracts to participants in the Texas Optional Retirement program. Further, AXA Equitable has or will comply with Rule 6c-7(a)-(d) of the 1940 Act with respect to Texas Optional Retirement Program participants.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to this Registration Statement to be signed on its behalf, in the City and State of New York, on the 26th day of August, 2016.

                               SEPARATE ACCOUNT A OF
                               AXA EQUITABLE LIFE INSURANCE COMPANY
                               (Registrant)

                               By:  AXA Equitable Life Insurance Company
                                    (Depositor)

                               By:  /s/ Shane Daly
                                    --------------------------------------------
                                    Shane Daly
                                    Vice President and Associate General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 26th day of August, 2016.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Vice President
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Denis Duverne                Mark Pearson
Barbara Fallon-Walsh         Bertram Scott
Daniel G. Kaye               Lorie A. Slutsky
Peter S. Kraus               Richard C. Vaughan
Kristi A. Matus

*By:  /s/ Shane Daly
      --------------------------
         Shane Daly
         Attorney-in-Fact
August 26, 2016

                                 EXHIBIT INDEX

EXHIBIT NO.                                                           TAG VALUE
-----------                                                           ---------

  5(c)       Form of application for IRA and NQ                       EX-99.5c

  5(d)       Form of application for TSA                              EX-99.5d

  10(a)      Consent of PricewaterhouseCoopers LLP                    EX-99.10a

  10(b)      Powers of Attorney                                       EX-99.10b